Accounts Receivable - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 21,053
Accounts receivable	¥ 14,433	$ 2,099	¥ 13,964
Neither past due nor impaired [member]
Disclosure of financial assets [Line Items]
Accounts receivable			10,284
Past due but not impaired [member]
Disclosure of financial assets [Line Items]
Accounts receivable			¥ 1,314